LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of Information About Understanding Financial Position Liquidity Of Entity And Events After Reporting Date [Abstract]
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

NOTE 2 – LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS

LIQUIDITY AND CAPITAL RESOURCES

As of 31 December 2018, TORM’s cash position totaled USD 127m (2017: USD 134m; 2016: USD 76m) and undrawn credit facilities amounted to USD 279m (2017: USD 271m; 2016: USD 190m). The undrawn credit facilities consisted of a USD 75m Working Capital Facility, a bilateral USD 70m facility with ABN AMRO Bank, a bilateral USD 88m facility with Danish Ship Finance and a USD 46m facility with KfW. TORM had nine newbuildings on order for delivery in 2019-2020 (2017: ten; 2016: four). The total outstanding CAPEX related to these newbuildings was USD 258m (2017: USD 307m; 2016: USD 149m) and is mainly financed by the undrawn facilities with ABN AMRO Bank and Danish Ship Finance.

TORM has a Term Facility I of USD 331m and an undrawn Working Capital Facility of USD 75m both with maturity in 2021. In addition to the Term Facility I and the Working Capital Facility, TORM has a Term Facility II of USD 104m with maturity in 2022 and bilateral loan agreements with ING of USD 42m maturing in 2024, with China Export-Import Bank of USD 112m with maturity in 2030 and with Danish Ship Finance of USD 141m maturing in 2022. The loan agreement with Danish Ship Finance consists of three tranches, two of which expire in 2021 with total balloon payments of USD 72m. As of 31 December 2018, the scheduled minimum payments on mortgage debt and bank loans in 2019 were USD 92m.

TORM’s bank debt facilities include financial covenants related to:

•	Minimum liquidity including committed credit lines
•	Minimum cash
•	Loan-to-value
•	Equity ratio

During 2018, 2017 and 2016, TORM did not have any covenant breaches.

SUBSEQUENT EVENTS

•	On 4 January 2019, TORM delivered the Handysize tanker TORM Charente to its new owner. In the financial statements, TORM Charente is treated as an asset-held-for-sale.

The delivery results in a net loss from sale of vessels in TORM of USD 1.1m in 2019.

•	On 19 January 2019, TORM entered into an agreement to sell the MR tanker TORM Amazon, and the vessel was delivered to its new owner on 12 February 2019. The delivery results in a net loss from sale of vessels in TORM of USD 1.6m in 2019.